Share-based Payment	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Share-based Payment
41	SHARE-BASED PAYMENT
Stock Option Plans
SMFG had introduced compensation-type stock options to directors, corporate auditors, and executive officers of SMFG and SMBC (“SMFG Stock Acquisition Rights”), which served as an incentive for them to further contribute to the equity appreciation and achieve better corporate performance through sharing the benefits and risks of the share price performance with the shareholders. The following table provides an overview of the significant terms and conditions of the stock option plan.

	Title of grantees	Exercise period	Requisite service period	Method of settlement
SMFG Stock Acquisition Rights	Directors, corporate auditors and executive officers of SMFG and SMBC	Not exceeding 30 years from the date of allocation of stock acquisition rights (1)	One year from the date of the ordinary general meeting of shareholders of SMFG to the closing of the next ordinary general meeting of shareholders of SMFG	Common stock of SMFG

(1)
A stock acquisition rights holder can exercise the rights from the day they are relieved of their positions either as a director, a corporate auditor or an executive officer (“Start of Exercise Date”) to 20 years from the Start of Exercise Date.

The number and the weighted average exercise prices of stock options for the fiscal years ended March 31, 2026 and 2025 were as follows:

	For the fiscal year ended March 31,
	2026		2025
	Number of options (1)	Weighted average exercise price	Number of options (1) (2)	Weighted average exercise price
Outstanding at beginning of period	863,700	¥1	1,070,400	¥1
Exercised	(169,800)	1	(206,700)	1

Outstanding at end of period	693,900	¥1	863,700	¥1

Exercisable at end of period	644,400	¥1	726,600	¥1

(1)	Number of options is the number of SMFG’s common stock granted by the exercise of stock options.
(2)
As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock (the “2024 Stock Split”) with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Number of options is calculated based on the assumption that the 2024 Stock Split had been implemented at the beginning of the fiscal year ended March 31, 2025.

In June 2017, SMFG and SMBC resolved to discontinue the issuance of new stock options. Thereafter, SMFG has not issued any new stock options.
The weighted average stock price at the date of exercise was ¥4,148 and ¥3,160 for the fiscal years ended March 31, 2026 and 2025, respectively.

Summarized information about stock options outstanding at March 31, 2026 and 2025 was as follows:

		At March 31,
		2026		2025
	Exercise price	Number of options	Remaining contractual lives in years	Number of options (1)	Remaining contractual lives in years
SMFG Stock Acquisition Rights	¥1	693,900	16.8	863,700	18.0

(1)	Number of options is calculated based on the assumption that the 2024 Stock Split had been implemented at the beginning of the fiscal year ended March 31, 2025.
Compensation Plans Utilizing Restricted Stock
In July 2017, the SMFG compensation committee resolved to revise the executive compensation policy and to introduce new stock compensation plans that utilize restricted stock.
The plans consist of Stock Compensation Plan I (“Plan I”), which determines remuneration primarily based on the medium-term performance, Stock Compensation Plan II (“Plan II”), which determines remuneration primarily based on the annual performance and Stock Compensation Plan III (“Plan III”), which determines remuneration primarily based on corporate title.
Plan I (medium-term performance share plan) has an evaluation period of three years, corresponding with SMFG’s medium-term management plan. Executives are initially allotted shares of restricted stock equivalent to the monetary amount determined based on the executive’s corporate title. After the completion of the evaluation period, the compensation committee reviews the progress of the medium-term management plan, performance of SMFG’s common stock, and results of customer satisfaction surveys and other factors, to determine the final amount to be released from transfer restrictions. Furthermore, the Company has incorporated quantitative indicators related to sustainability from the fiscal year ended March 31, 2024. In case the final amount falls below the initial amount, SMFG retrieves all or part of the allotted shares at no cost.
Under Plan II (annual performance share plan), executives are allotted shares of restricted stock equivalent to a certain portion of the monetary amount determined based on the annual performance of SMFG as well as on the individual performance of the executives reviewed both from short-term and medium-to-long-term
perspectives. The remainder is paid to the executives as a cash bonus. Transfer restrictions on these shares are released evenly over the three-year period following the year of allotment. Furthermore, the Company has incorporated qualitative and quantitative indicators related to sustainability initiatives into executive compensation schemes to accelerate sustainability management from the fiscal year ended March 31, 2023.
Under Plan III (promotion reward plan), executives are allotted shares of restricted stock equivalent to pre-determined
compensation amounts per title, reflecting the increased responsibilities derived from promotions. Restrictions shall apply to the shares until the earlier of 30 years from allotment or when the executive retires from office.
The eligible executives for the plans are directors (excluding outside directors), corporate executive officers and executive officers, etc. of SMFG, directors (excluding outside directors) and executive officers, etc. of SMBC and representative corporate executive officers of certain of the Company’s subsidiaries.
As part of the executive compensation policy, SMFG and SMBC introduced provisions for forfeiture and claw-back of vested stock under the plans in order to restrain excessive risk-taking and foster a prudent risk culture expected of a financial institution.

On April 30, 2026, the SMFG compensation committee resolved to revise the executive compensation policy. For remuneration of directors (excluding outside directors and audit committee members), corporate executive officers and executive officers, etc. of SMFG, directors (excluding outside directors and audit and supervisory committee members) and executive officers, etc. of SMBC and representative corporate executive officers of certain of the Group’s subsidiaries, the composition of annual incentives has been changed so that payment shall be made only as a cash bonus. In addition, for remuneration of outside directors of SMFG and SMBC, audit committee members of SMFG and audit and supervisory committee members of SMBC, the policy has been changed so that part of the remuneration shall be paid under the stock compensation plan which is not linked to performance. The individual remunerations for executives for the fiscal year ended March 31, 2026, have been paid based on the policy before the revision.
The number of restricted shares and the fair value of restricted shares at the measurement date for the fiscal years ended March 31, 2026 and 2025 were as follows:

	For the fiscal year ended March 31,
	2026	2025
Outstanding at beginning of period (1)	3,748,518	3,362,025
Allotted (1)	513,282	1,025,706
Released (1)	(565,801)	(639,213)
Forfeited (1)	(4,775)	—

Outstanding at end of period (1)	3,691,224	3,748,518

Fair value at measurement date (1)	¥3,614	¥3,748

(1)
Number of restricted shares and fair value at measurement date are calculated based on the assumption that the 2024 Stock Split had been implemented at the beginning of the fiscal year ended March 31, 2025.

The fair value of restricted shares is based on the market price of SMFG common stock. If any granted conditions exist, the terms and conditions upon which the shares were granted, are taken into account when estimating both the number of shares expected to vest and the fair value of the shares granted. The amount of restricted shares recognized as expenses was measured based on the fair value of the restricted shares granted, which were ¥3,387 million and ¥2,598 million for the fiscal years ended March 31, 2026 and 2025, respectively, and included in “General and administrative expenses” in the consolidated income statements.